Schedule of balances with related parties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables, current	$ 7	$ 4
Other receivables, non current	23	29
Other receivables, current	8	41
Current payables to related parties	15	5
Other One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current	1
Trade payables, current
O C P One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current	2	36
Trade payables, current
Refinor One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	1	2
Other receivables, non current
Other receivables, current
Trade payables, current	2
T G S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	6	2
Other receivables, non current	23	29
Other receivables, current	5	5
Trade payables, current	3
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current	$ 10
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current
Trade payables, current		$ 5